Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents		$ 16,804	$ 3,838
Cash segregated for regulatory purpose		2,244	5,019
Prepaid expenses and other current assets, net		2,323	577
Right to receive cryptocurrencies, net of allowance for credit losses of $74,000 and nil as of March 31, 2026 and 2025, respectively		3,940
Total current assets		37,659	9,657
Non-current assets:
Investment in an associate		7,530
Long-term investments, net		494	368
Property and equipment, net		319	157
Operating right-of-use assets, net		2,418	671
Intangible assets, net		607	86
Refundable deposits		1,129	1,017
Prepaid expenses, net		503	352
Goodwill, net		47
Total non-current assets		13,047	2,651
TOTAL ASSETS		50,706	12,308
Current liabilities:
Other borrowings			420
Payables to customers		2,837	5,022
Accruals and other current liabilities		2,403	524
Payables to AI cloud service providers		10,449
Convertible notes		5,232
Operating lease liabilities - current		1,222	577
Amount due to directors		198	951
Total current liabilities		24,363	7,494
Non-current liabilities:
Operating lease liabilities - non-current		1,232	83
Total non-current liabilities		1,232	83
TOTAL LIABILITIES		25,595	7,577
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Additional paid-in capital		52,830	19,219
Accumulated losses		(27,696)	(14,522)
Accumulated other comprehensive income		21	32
Total shareholders’ equity		25,174	4,731
Non-controlling interests		(63)
TOTAL EQUITY		25,111	4,731
TOTAL LIABILITIES AND EQUITY		50,706	12,308
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	16	1
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	3	1
Customers
Current assets:
Receivables		11,257	146
Related Party
Current assets:
Receivables		339	46
Amount due from related parties		38	12
Current liabilities:
Amount due to related parties		2,022
Brokers-dealers and clearing organizations
Current assets:
Receivables		$ 714	$ 19

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 16)